Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS MidCap Opportunities VIP Series

Supplement to Prospectus Dated May 1, 2008

Effective July 31, 2008, Stephen J. Bishop, Melissa Chadwick-Dunn, John H. Seabern, Allison K. Thacker, and D. Scott Tracy are co-portfolio managers of RS MidCap Opportunities VIP Series.

Mr. Seabern is currently a co-portfolio manager of the Series and information regarding Mr. Seabern is set forth in the section “Portfolio Managers” beginning on page 13 of the Prospectus. Information regarding Messrs. Bishop and Tracy and Mmes. Chadwick-Dunn and Thacker is added to the section “Portfolio Managers” as follows:

Stephen J. Bishop has been co-portfolio manager of the Series since 2008. Mr. Bishop joined RS Investments in 1996 as a research analyst, primarily covering the technology sector. Prior to joining the firm, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for three years. Mr. Bishop holds a B.A. in economics from the University of Notre Dame and an M.B.A. from Harvard Business School.

Melissa Chadwick-Dunn has been a co-portfolio manager of the Series since 2008. Before joining the firm in 2001, she was an equity analyst at Putnam Investments for two years. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a B.A. in economics and an M.A. in international relations from the University of Chicago and an M.B.A. from the Wharton School of Business.

Allison K. Thacker has been a co-portfolio manager of the Series since 2008. Prior to joining RS Investments in 2000 as an analyst covering Internet and consumer discretionary stocks, she worked as a summer associate at Putnam Investments, and, prior to that, she was an analyst in the energy group at Merrill Lynch & Company for two years. Ms. Thacker holds a B.A. in economics from Rice University and an M.B.A. from Harvard Business School.

D. Scott Tracy, CFA has been a co-portfolio manager of the Series since 2008. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a B.A. in history from Trinity College and an M.B.A. from the University of California at Berkeley.

Effective July 31, 2008, John L. Wallace is no longer a member of the investment management team of RS MidCap Opportunities VIP Series. All references to Mr. Wallace are hereby removed.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Technology VIP Series

Supplement to Prospectus Dated May 1, 2008

The name of the S&P GSTI™ Composite Index has changed to the S&P North American Technology Sector Index™. References to this index on page 22 are changed accordingly.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Global Natural Resources VIP Series

Supplement to Prospectus Dated May 1, 2008

The name of the S&P GSSI™ Natural Resources Index has changed to the S&P North American Natural Resources Sector Index™. References to this index on page 23 are changed accordingly.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS Equity Dividend VIP Series

Supplement to Prospectus Dated May 1, 2008

Effective immediately, the series summary of RS Equity Dividend VIP Series on page 2 has been amended to include the following principal risks.

Small and Midsized Companies Risk

Small and midsized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Series to sell a security at an advantageous time or price. In addition, the Series, by itself or together with other accounts managed by RS Investments, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Series to dispose of the position at an advantageous time or price.

Technology Investment Risk

Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or midsized companies and may be newly organized.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

RS International Growth VIP Series

Supplement to Prospectus Dated May 1, 2008

Effective immediately, John F. Carnegie, Joseph M. Faraday, Paul Faulkner, Christopher C. Huckle, and R. Robin Menzies are members of the investment management team of RS International Growth VIP Series.

Messrs. Carnegie, Faraday, Huckle, and Menzies are currently members of the investment management team and information regarding them is set forth in the section “Portfolio Managers” beginning on page 15 of the Prospectus. Information regarding Dr. Faulkner is added to the section “Portfolio Managers” as follows:

Paul Faulkner has been a member of the investment management team of the Series since June 2008. He joined Baillie Gifford in 2000 and since then has had experience with both the United Kingdom and European investment teams. Dr. Faulkner holds a BSc in geology from Edinburgh University, an MSc in petroleum geo-science from Imperial College, and a PhD in geology/geophysics from Cambridge University.

Effective immediately, Michael M.W.R. MacPhee is no longer a member of the investment management team of RS International Growth VIP Series. All references to Mr. MacPhee are hereby removed.

June 20, 2008

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008 (“SAI”)

The sub-section entitled “Portfolio Managers” in the “INVESTMENT ADVISORY AND OTHER SERVICES” section of the SAI is amended to include the following information under the sub-heading indicated.

Under “Other Accounts” on page 45, the table that provides the number of other accounts managed by the portfolio managers of the Series and the total assets of such accounts is updated to include the following information, which is stated as of May 31, 2008:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)	Number of Accounts	Total Assets (in Thousands)
Paul Faulkner	0	$0	2	$583,442	33	$4,143,060

June 20, 2008